Employee benefits - Narrative (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Minimum retirement saving interest rate (as a percent)	1.00%	1.00%	1.25%
Weighted average duration of defined benefit obligation	21 years 9 months 24 days	20 years 10 months 24 days